Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Almacenes Éxito S.A.
Entity Central Index Key	0001957146
Entity File Number	001-41736
Entity Incorporation, State or Country Code	F8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Carrera 48 No. 32B Sur - 139
Entity Address, Address Line Two	Avenida Las Vegas
Entity Address, City or Town	Envigado
Entity Address, Country	CO
Entity Address, Postal Zip Code	000000
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	1,297,864,359
Common Shares, par value of COP 3.33 per common share
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value of COP 3.33 per common share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
American Depositary Share, each representing eight common shares
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Share, each representing eight common shares
Trading Symbol	EXTO
Security Exchange Name	NYSE
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Fernando Carbajal
Contact Personnel Email Address	fcarbajal@superselectos.com.sv
Entity Address, Address Line One	Carrera 48 No. 32B Sur - 139
Entity Address, Address Line Two	Avenida Las Vegas
Entity Address, City or Town	Envigado
Entity Address, Country	CO
Entity Address, Postal Zip Code	000000
Entity Phone Fax Numbers [Line Items]
City Area Code	+(57 604)
Local Phone Number	604 9696